EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding- Number of options	493,917
Granted - Number of options	0
Exercised - Number of options	(20,550)
Forfeited - Number of options	0
Outstanding- Number of options	473,367	493,917
Exercisable - Number of options	342,742
Outstanding - Weighted average exercise price	$ 4.47
Granted - Weighted average exercise price	0
Exercised - Weighted average exercise price	2.01
Forfeited - Weighted average exercise price	0
Outstanding - Weighted average exercise price	4.58	$ 4.47
Exercisable - Weighted average exercise price	$ 3.8
Outstanding - Weighted average remaining contractual term (in years)	5 years 1 month 6 days	5 years 11 months 26 days
Exercisable - Weighted average remaining contractual term (in years)	4 years 4 months 10 days
Outstanding - Aggregate intrinsic value	$ 523
Outstanding - Aggregate intrinsic value	991	$ 523
Exercisable - Aggregate intrinsic value	$ 983